Accrued Payroll and Related Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Accrued Payroll and Related Benefits
Accrued payroll and related benefits at March 31, 2019 and December 31, 2018 consisted of the following:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Current Portion
Salary Payable	$94,402	$86,281
Provision for Gratuity	12,359	11,415
Provision for Leave Encashment	4,770	4,171
Bonus & LTA Payable	96,307	111,848
Provident Fund Payable	66,839	58,859
	274,677	272,574
Non- Current Portion
Provision for Gratuity	65,083	63,127
Provision for Leave Encashment	20,733	18,398
	$85,816	$81,525

Accrued payroll and related benefits at December 31, 2018 and December 31, 2017 consisted of the following:

	As at December 31, 2018	As at December 31, 2017
Current Portion
Salary Payable	$86,281	$156,609
Provision for Gratuity	11,415	20,277
Provision for Leave Encashment	4,171	37,111
Bonus & LTA Payable	111,848	157,251
Provident Fund Payable	58,859	21,096
	272,574	392,344
Non- Current Portion
Provision for Gratuity	63,127	101,297
Provision for Leave Encashment	18,398	8,437
	$81,525	$109,734